11. INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current	$ 5,623	$ 3,620	$ 10,361	$ 5,977
Deferred	(3,664)	(985)	(7,790)	(574)
Total	$ 1,959	$ 2,635	$ 2,571	$ 5,403